Derivatives Instruments (Notional Volumes of Outstanding HFT Derivatives) (Details) - HFT derivatives MWh in Millions, MMBTU in Millions	12 Months Ended
Dec. 31, 2021 MWh MMBTU
Power | Purchases | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Purchases | 2023-2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	2
Power | Sales | 2023-2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Natural gas | Purchases | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	308
Natural gas | Purchases | 2023-2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	91
Natural gas | Purchases | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	56
Natural gas | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	26
Natural gas | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	26
Natural gas | Sales | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	335
Natural gas | Sales | 2023-2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	103
Natural gas | Sales | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	30
Natural gas | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	2
Natural gas | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	2